Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Net [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables

	December 31, 2017	December 31, 2016
Accounts receivable	$15,616	$10,022
Less: Provision for doubtful accounts	(1,495)	—
Accounts receivable, net	$14,121	$10,022

Changes To Provisions For Doubtful Receivables

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2017	$—	$(1,495)	$—	$(1,495)
Year ended December 31, 2016	$—	$—	$—	$—
Year ended December 31, 2015	$(49)	$—	$49	$—